Components of Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets, current
Accrued expenses	$ 3,165	$ 2,734
Total deferred tax assets, current	3,165	2,734
Deferred tax assets, non-current
Net operating losses	7,349	3,061
Less: valuation allowance	(5,621)	(1,338)
Total deferred tax assets, non-current, net	1,728	1,723
Deferred tax liabilities, non-current
Investment basis in the PRC entities	(68,342)	(64,947)
BaoAn Acquisition-Property	(16,425)
Deferred tax liabilities, non-current	$ (84,767)	$ (64,947)